Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Brokerage income
-Life and Health insurance business	902,596	1,166,118	2,170,767
-Property and Casualty insurance business	79,528	49,316	61,486

Brokerage income subtotal	982,124	1,215,434	2,232,253

Other income	11,195	4,788	12,763

Total operating revenue	993,319	1,220,222	2,245,016